Financial risk management	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial risk management
Note 2 - Financial risk management
Management of financial risks
As a result of its business and the global nature of its operations, Polestar Group is exposed to market risks from changes in foreign currency exchange rates, interest rate risk, credit risk and liquidity risk.
Foreign currency exchange risk
The global nature of Polestar Group’s business exposes the Group’s cash flows to risks arising from fluctuations in currency exchange rates. Changes in currency exchange rates have a direct impact on Polestar Group’s Operating income, Finance income, Finance expense, Consolidated Statement of Financial Position and Consolidated Statement of Cash Flows. To mitigate the impact of currency exchange rate fluctuations on business operations, the Group continually assesses its exposure to exchange rate risks.

Transaction and translation exposure risk
Currency transaction risk arises from future commercial transactions and settlement of recognized assets and liabilities denominated in a currency that is not the functional currency of the relevant Group entity. Primarily, the Group is exposed to currency transaction risk in Group companies with SEK as the functional currency. The primary risks in these companies are SEK/CNY, USD/SEK and EUR/SEK due to trade receivables, trade payables, and short-term credit facilities.
For example, Polestar purchases vehicles via a SEK denominated legal entity from Volvo Cars’ CNY denominated Taizhou plant in China (see Note 25 - Related party transactions for further discussion on contract manufacturing arrangements). Under this contract manufacturing arrangement with Volvo Cars, Polestar’s purchasing entity bears the currency transaction risk upon purchasing and recognizing the vehicles in inventories, which are denominated in SEK. As the SEK/CNY exchange rate fluctuates, the amount of SEK required to purchase a vehicle in CNY has a corresponding fluctuation. During the year ended December 31, 2022, the SEK deteriorated against the CNY by approximately 5.7%, from 0.70 SEK/CNY on January 1, 2022 to 0.66 SEK/CNY as of December 31, 2022. During the comparative period, the SEK deteriorated against the CNY by approximately 11.4%, from 0.79 SEK/CNY on January 1, 2021 to 0.70 SEK/CNY as of December 31, 2021. In total, since January 1, 2021, the SEK foreign exchange rate deteriorated against the CNY by approximately 16%, indicating that the cost per vehicle purchased has increased over time as Polestar has been required to spend more SEK for every vehicle purchased in CNY.
Currency translation risk arises from the consolidation of foreign subsidiaries that maintain net assets denominated in their respective functional currencies other than USD (i.e., the functional currency of the Parent). Translation risk also arises from the conversion of balances denominated in foreign currencies to the functional currency using monthly closing exchange rates. Such currency effects (i.e., foreign currency gains and losses) are recorded in the Consolidated Statement of Loss and Comprehensive Loss. The Group is primarily exposed to currency translation risk from subsidiaries with functional currencies in the Swedish Krona (“SEK”), the Euro (“EUR”) and the Chinese yuan (“CNY”).
During the year ended December 31, 2022, the Group was primarily exposed to changes in SEK/CNY, EUR/SEK and GBP/SEK foreign exchange rates. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates:

	Impact on loss before income taxes
SEK/CNY exchange rate - increase/decrease 10%	-/+	210,810
USD/SEK exchange rate - increase/decrease 10%	+/-	45,359
EUR/SEK exchange rate - increase/decrease 10%	+/-	35,831
GBP/SEK exchange rate - increase/decrease 10%	+/-	30,201
NOK/SEK exchange rate - increase/decrease 10%	+/-	16,118
During the year ended December 31, 2021, the Group was primarily exposed to changes in SEK/CNY, USD/SEK, and EUR/SEK foreign exchange rates. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates:

	Impact on loss before income taxes
SEK/CNY exchange rate - increase/decrease 10%	+/-	111,743
USD/SEK exchange rate - increase/decrease 10%	-/+	56,052
EUR/SEK exchange rate - increase/decrease 10%	+/-	46,871
GBP/SEK exchange rate - increase/decrease 10%	-/+	41,688
NOK/SEK exchange rate - increase/decrease 10%	+/-	36,493

During the year ended December 31, 2020, the Group was primarily exposed to changes in the EUR/CNY and EUR/SEK foreign exchange rate. The following table illustrates the impact of a 10% change in these foreign exchange rates:

	Impact on loss before income taxes
SEK/CNY exchange rate - increase/decrease 10%	+/-	86,794
EUR/SEK exchange rate - increase/decrease 10%	-/+	34,732
The Group’s overall currency exposure is reduced by natural hedging, which consists of the currency exposures of the business operations of different entities partially offsetting each other at the Group level. These natural hedges eliminate the need for hedging to the extent of the matched exposures.
Other risk
The Group is exposed to market volatility risk through the financial liabilities for the Class C Shares and
Earn-out
rights. These instruments are carried at fair value with subsequent changes in fair value recognized in the Consolidated Statement of Loss and Comprehensive Loss at each reporting date. The
Class C-1
Shares are publicly traded on the Nasdaq. The
Class C-2
Shares and
Earn-out
rights are not publicly traded and require Level 2 and Level 3 fair value measurements, respectively. Refer to Note 1 - Significant accounting policies and judgements and Note 16 - Reverse recapitalization for further details on the Class C Shares,
Earn-out
rights, and related valuation methodologies. The following table illustrates the estimated impact of a 10% change in market volatility:

	Impact on loss before income taxes
Earn-out liability - increase 10%	+	60,531
Earn-out liability - decrease 10%	-	(55,828)

	Impact on loss before income taxes
	Fair value change - Class C-1 Shares		Fair value change - Class C-2 Shares
Class C Shares liability - increase of 10%	+	800	450
Class C Shares liability - decrease of 10%	-	(960)	(540)
Interest rate risk
The Polestar Group’s main interest rate risk arises from short-term liabilities to credit institutions with variable rates, which exposes the Group to cash flow interest rate risk. As of December 31, 2022 and 2021, the nominal amount of liabilities to credit institutions with floating interest rates was $819,390 and $642,338, respectively. Management closely monitors the effects of changes in the interest rates on the Group’s interest rate risk exposures, but the Group currently does not take any measures to hedge interest rate risks. Interest rate risk associated with these loans is limited given their short-term duration.
The table below shows the estimated effect on profit or loss and equity of a parallel shift of the interest rate curves up or down by one percent on all loans. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The calculation considers the effect of financial instruments with variable interest rates, financial instruments at fair value through profit or loss or available for sale with fixed interest rates, and the fixed rate element of interest rate caps. The analysis is performed on the same basis for 2022 and 2021.

	Impact on loss before income taxes
	2022		2021
Interest rates - increase/decrease by 1%	+/-	5,219	+/-	1,791

Credit risk
The Polestar Group is exposed to counterparty credit risks if contractual partners, fleet customers for example, are unable or only partially able to meet their contractual obligations. Polestar Group’s credit risk can be divided into financial credit risk and operational credit risk. Credit risk encompasses both the direct risk of default and the risk of a deterioration of creditworthiness, as well as concentration risks. The Group defines default as the inability to collect receivables once all reasonable means of collection have been unsuccessful and the expectation of recovering contractual cash flows on the receivables is not probable.
Financial credit risk
Financial credit risk on financial transactions is the risk that Polestar Group will incur losses as a result of non-payment
by counterparties related to the Group’s bank accounts, bank deposits, derivative transactions, and other liquid assets. In order to minimize financial credit risk, Polestar Group has adopted a policy of dealing with only well-established international banks or other major participants in the financial markets as counterparties. Further, Polestar Group also considers the credit risk assessment of its counterparties by the capital markets and places priority on institutions with high creditworthiness and balanced risk diversification. The credit rating of financial counterparties used during the years ended December 31, 2022 and 2021 were in the range of BBB to A+.
Assets that potentially subject the Group to concentrations of credit risk primarily consist of cash and cash equivalents, marketable securities, restricted cash, and trade receivables. Cash and cash equivalents, restricted cash and marketable securities are all invested in major financial institutions with high credit ratings. Generally, these assets may be redeemed upon demand and, therefore, bear low risk. Risks associated with the Group’s trade receivables are further specified below.
Operational credit risk
Operational credit risk arises from trade receivables. It refers to the risk that a counterparty will default on its contractual obligations which would, in turn, result in financial loss to the Group. Trade receivables at Polestar Group mostly consist of receivables resulting from the global sales of vehicles and technology. The credit risk from trade receivables encompasses the default risk of customers. Management evaluates for concentrations of credit risk at the customer level based on the outstanding trade receivables balance of each respective customer account. As of December 31, 2022, an unrelated party accounted for $26,649 (13.1%) of the Group’s total trade receivables (i.e., trade receivables plus trade receivables - related parties). As of December 31, 2021, an unrelated party accounted for $23,031 (12.5%) of the Group’s total trade receivables. Historically, the Group has not incurred any losses from these customers and does not have any contractual right to off-set
its payables and receivables.
Polestar has five categories of customers when considering sales of vehicles: (1) end customers who pay up-front
for vehicles, (2) fleet customers, (3) dealers, (4) importers, and (5) financial service providers. All credit risk related to sales to end customers who pay up-front
for vehicles is eliminated due to the nature of the payment. To reduce risk related to fleet customers, credit risk reviews are performed prior to entering into related sales agreements. Depending on the creditworthiness of its customers, Polestar Group may establish credit limits to reduce credit risks. For sales to dealers and importers, title to Polestar vehicles remains with Polestar until the invoice is paid in full, which is generally on the invoice date or the day after (i.e., payment is received before the vehicle ships and credit risk is thereby mitigated). Polestar sells vehicles to financial service providers, who then form separate contractual relationships with end customers. To reduce the risk related to such financial service providers, Polestar Group has selected a few credible financing providers in each market. Credit risk reviews, establishment of credit limits, and selection of credible financial service providers must be strictly followed and monitored, globally. The maximum amount of credit risk exposure is the carrying amount of trade receivables. See Note 15 - Financial instruments for further details.

Liquidity risk
Liquidity risk is the risk that Polestar Group is unable to meet ongoing financial obligations on time. The Group faces liquidity risk as all loans from financial institutions are short-term in nature, typically with a credit term of one year or less, and trade payables with related parties represent working capital arrangements under which the liquidity needs of the Group are highly dependent on the continued flexible payment terms offered to the Group by its related parties. These flexible payment terms are not a contractual right and may be called upon in the future. Refer to Note 25 - Related party transactions for additional information on these arrangements. Polestar Group needs to have adequate cash and highly liquid assets on hand to ensure the Group can meet its short-term financing obligations and other working capital needs. Polestar manages its liquidity by holding adequate volumes of liquid assets such as cash and cash equivalents and accounts receivable, by maintaining credit facilities in addition to the cash inflows generated by its business operations and through capital contributions from private equity investors.
As of December 31, 2022 and 2021, the Group held cash and cash equivalents of $973,877 and $756,677, respectively, that were available for managing liquidity risk. The Group entered into short-term financing arrangements with credit institutions and other financial service providers to enhance short term liquidity and financing needs. Refer to Note 23 - Liabilities to credit institutions for further details on short-term borrowings. The Group’s short-term and mid-term
liquidity management takes into account the maturities of financial assets and financial liabilities and estimates of cash flows from business operations.
Management has established an appropriate liquidity risk management framework for management of the Group’s short, medium and long-term funding and liquidity management requirements and the Group prepares long-term planning in order to mitigate funding and re-financing
risks. Depending on liquidity needs, Polestar Group will enter into financing and debt agreements and/or lending agreements. All draws on loans are evaluated against future liquidity needs and investment plans.
Capital management
Safeguarding the Group’s ability to continue as a going concern, driving growth to provide future returns for shareholders, and maintaining an optimal capital structure to reduce the cost of capital are Polestar Group’s primary objectives when managing capital and implementing related capital management strategies. To maintain or adjust the capital structure, the Group may issue new shares, sell assets to reduce debt, or enter into short term debt and financing arrangements to increase cash on hand. Capital is calculated as total equity as shown on the Consolidated Statement of Financial Position plus total borrowings and lease liabilities, less cash and cash equivalents.